Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

The Company evaluated its September 30, 2024 consolidated financial statements for subsequent events through the date the consolidated financial statements were issued.

Common Stock Issued

Subsequent to September 30, 2024, the Company sold 10,096,657 shares of Common Stock for gross proceeds totaling $2,596,434 under the At-the-Market Issuance Sales Agreement as of the date of this Report.

Note 15 – Subsequent Events

The Company evaluated its December 31, 2023 consolidated financial statements for subsequent events through the date the consolidated financial statements were issued.

Common Stock Issued

Private Placement

On February 2, 2024, the Company completed entering into subscription agreements with 7 accredited investors (the “Subscription Agreements”), whereby the Company issued a total of 561,793 units (“Units”), with each Unit consisting of (i) one share of the Company’s common stock, $0.00001 par value (the “Common Stock”), and (ii) one six year Common Stock purchase warrant (the “Warrants”), having an exercise price of $1.78 per share (the “Private Placement”). The Private Placement resulted in the issuance to investors of 561,793 shares of Common Stock and 561,793 Warrants. The purchase price of the securities was $1.78 per Unit, resulting in gross proceeds to the Company of $1,000,000 and paid a fee of $100,000, before deducting placement agent fees (10% or $100,000) and other offering expenses. The Company intends to use the net proceeds from the Private Placement for working capital and general corporate purposes. The Private Placement closed on February 2, 2024.

In connection with the Private Placement, the Company entered into a Placement Agent Agreement with Altitude Capital Group, LLC, as placement agent (“Altitude Capital” or the “Placement Agent”). Pursuant to the Placement Agent Agreement, at closing, Altitude Capital was paid a cash commission equal to 10% of the gross proceeds received by the Company, plus 20% warrant coverage, providing Altitude Capital with the right to purchase 112,353 shares of Common Stock at $1.78 per share through February 2, 2030 (the “Placement Agent Warrants”).

At-the-Market Issuance

On January 26, 2024, the Company entered into an At-the-Market Issuance Sales Agreement (the “Sales Agreement”) with Craig-Hallum Capital Group LLC (“Craig-Hallum”). Pursuant to the Sales Agreement, the Company may sell, at its option, up to an aggregate of $17 million in shares of its common stock through Craig-Hallum, as sales agent. Sales of the common stock made pursuant to the Sales Agreement, if any, will be made under the Company’s Registration Statement on Form S-3 filed on January 26, 2024 (File No. 333-276725) (the “Registration Statement”), which was declared effective by the Securities and Exchange Commission on February 1, 2024.

The Company made certain customary representations, warranties and covenants concerning the Company and the offering of the Shares. Pursuant to the terms of the Sales Agreement, the Company also provided the Sales Agent with customary indemnification rights, including indemnification against certain liabilities under the Securities Act. The Company will pay the Sales Agent a commission in cash equal to 2.5% of the gross proceeds from the sale of the Shares under the Sales Agreement, if any. In addition, the Company agreed to pay the costs of the Sales Agent’s legal counsel reasonably incurred in connection with entering into the transactions contemplated by the Sales Agreement in an amount not to exceed $55,000. Additionally, pursuant to the terms of the Sales Agreement, the Company agreed to reimburse the Sales Agent’s for its legal fees incurred in connection with its ongoing diligence requirements arising from the transactions contemplated by the Sales Agreement in an amount not to exceed $5,000 in the aggregate per calendar quarter. The offering of Shares will terminate upon the earlier of (i) the sale of the Shares under the Sales Agreement having an aggregate offering price of $17 million or (ii) the termination of the Sales Agreement as permitted therein. The Sales Agreement may be terminated by the Company at any time upon five business days’ prior written notice to the Sales Agent. The Sales Agent may terminate the Sales Agreement at any time by providing written notice to the Company. The Company and the Sales Agent may also terminate the Sales Agreement by mutual agreement.

The Company sold 487,083 common shares for gross proceeds totaling $877,869 under the Sales Agreement as of the date of this report. The Company has paid Craig-Hallum $21,947 in sales commissions.

Stock Option Granted

On January 23, 2024, the Company authorized an additional 1,071,425 shares to the Equity Incentive Plan Reserve (the “2022 Plan”) and granted 1,187,826 options to management, 1,166,826 of which vested immediately with the remaining 21,000 options subject to 50% vesting on June 30, 2024 and 100% vesting on December 31, 2024. Each option has an exercise price of $2.11 per share with an expiration date of January 23, 2034.